Survivorship Flexible Premium Adjustable Variable Life Insurance Policy
Issued by Massachusetts Mutual Life Insurance Company
Supplement dated June 11, 2001
Prospectus dated May 1, 2001

The prospectus for the policy is revised to make the following changes:

1.
Effective July 2, 2001, five (5) new divisions of the Separate Account are being added to the policy. [NOTE: Initially, these new divisions will not be available with California policies.] Each division invests in a designated investment fund, as shown:

New Division Name INVESCO Technology MML Emerging Growth MML Large Cap Value MML OTC 100 Oppenheimer International Growth	Investment Fund INVESCO VIF–Technology Fund MML Emerging Growth Fund MML Large Cap Value Fund MML OTC 100 Fund Oppenheimer International Growth Fund/VA

2.	Effective July 2, 2001, two new product features will be available under the policy: Dollar Cost Averaging and Portfolio Rebalancing.

3.	The section entitled “Suicide” in Part IV of the prospectus has been reworded to better reflect the wording in the policy.

There are no other changes being made at this time.

Revised Policy Prospectus Pages

Revisions to certain pages of the policy prospectus, included herein, are as follows:

1.	The Facing Page is revised to add the five (5) investment funds.

2.	The Table Of Contents is revised to reference the new policy features.

3.	Pages 3 and 4, the table of Investment Management Fees and Other Expenses, is revised to include the added investment funds.

4.	Page 9 is revised to add descriptions of the Dollar Cost Averaging and Portfolio Rebalancing features. The revised pages are numbered 9 and 9a.

5.	Part III, Investment Options, on pages 17 through 22, is revised to include the new divisions and the added investment funds. The revised pages are numbered 17 through 22a.

6.	Page 25 is revised to include the reworded Suicide section.

7.	In Appendix B, page B-3 and Tables 1 and 2 are revised to reflect the expenses of the added investment funds.

8.	In Appendix C, Tables 1 and 2 are revised to include the performance of the new divisions and the added investment funds, respectively.

Investment Fund Prospectuses

New, effective prospectuses for the three MML Series investment funds listed above are already included with your current prospectus booklet dated May 1, 2001. Please refer to your current booklet.

New, effective prospectuses for the INVESCO VIF–Technology Fund and the Oppenheimer International Growth Fund/VA are included with this mailing.

June 11, 2001
Li2300-01–1
Survivorship Flexible Premium Adjustable Variable Life Insurance Policy*
Issued by Massachusetts Mutual Life Insurance Company

This prospectus describes a survivorship life insurance policy (the “policy”) offered by Massachusetts Mutual Life Insurance Company (“MassMutual”). While the policy is in force, it provides lifetime insurance protection on the two Insureds named in the policy. It pays a death benefit at the death of the surviving Insured (the “second death”).

In this prospectus, “you” and “your” refer to the Owner of the policy. “We,” “us,” and “our” refer to MassMutual.

The policy provides premium payment and death benefit flexibility. It permits you to vary the frequency and amount of premium payments and to increase or decrease the death benefit. This flexibility allows you to meet changing insurance needs under a single insurance policy.

You may allocate net premiums and account value among the divisions of the Separate Account offered under this policy and a Guaranteed Principal Account (the “GPA”). Each division invests in shares of a designated investment fund. Currently, the funds listed at the right are available under this policy.†

You bear the investment risk of any account value allocated to the investment funds. The death benefit may vary, and the net surrender value will vary, depending on the investment performance of the funds.

This policy is not a deposit or obligation of, or guaranteed or endorsed by, any financial institution. It is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other federal agency. It is also subject to investment risks, including loss of the principal amount invested.

We service the policy at our Administrative Office located at 1295 State Street, Life Customer Service Hub, Springfield, Massachusetts 01111-0001. Our telephone number is 1-800-272-2216. Our Home Office is located in Springfield, Massachusetts. Our Web site is www.massmutual.com.

This prospectus is not an offer to sell the policy in any jurisdiction where it is illegal to offer the policy or to anyone to whom it is illegal to offer the policy.

This policy provides insurance protection. It is not a way to invest in mutual funds. Replacing an existing life insurance policy with this policy may not be to your advantage.

Please read this prospectus and keep it for further reference.

*Title may vary in some jurisdictions.
†Initially, the five funds noted will not be available with California policies.
American Century Variable Portfolios, Inc.
•	American Century’s VP Income & Growth Fund

Deutsche Asset Management VIT Funds
•	Deutsche VIT Small Cap Index Fund

Fidelity® Variable Insurance Products Fund II
•	Fidelity’s® VIP II Contrafund® Portfolio (Initial Class)

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Capital Growth Fund

INVESCO Variable Investment Funds, Inc.
•	INVESCO VIF–Technology Fund†

Janus Aspen Series
•	Janus Aspen Capital Appreciation Portfolio
•	Janus Aspen Worldwide Growth Portfolio

MML Series Investment Fund
•	MML Blend Fund
•	MML Emerging Growth Fund†
•	MML Equity Fund
•	MML Equity Index Fund (Class II)
•	MML Growth Equity Fund
•	MML Large Cap Value Fund†
•	MML Managed Bond Fund
•	MML Money Market Fund
•	MML OTC 100 Fund†
•	MML Small Cap Growth Equity Fund
•	MML Small Cap Value Equity Fund

Oppenheimer Variable Account Funds
•	Oppenheimer Aggressive Growth Fund/VA
•	Oppenheimer Bond Fund/VA
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA
•	Oppenheimer Main Street® Growth & Income Fund/VA
•	Oppenheimer Strategic Bond Fund/VA

Panorama Series Fund, Inc.
•	Oppenheimer International Growth Fund/VA†

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Mid-Cap Growth Portfolio

Franklin Templeton Variable Insurance Products Trust
•	Templeton International Securities Fund (Class 2)

Neither the United States Securities and Exchange Commission nor any state securities commission has approved this prospectus or determined that it is accurate or complete. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the prospectuses for the investment funds. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that is filed with the Commission.

EFFECTIVE MAY 1, 2001
as supplemented June 11, 2001

TABLE 2
Survivorship Flexible Premium Adjustable Variable Life Insurance Policy

Male and Female Each Issue Age 35, Ultra Preferred Non-Tobacco Death Benefit Option 1 Maximum Policy and Separate Account Expense Charges and Current Fund Level Charges	$7,500 Annual Premium $1 million Initial Face Amount Guideline Premium Test

		Death Benefit Assuming Hypothetical Gross Annual Investment Return of:			Net Surrender Value Assuming Hypothetical Gross Annual Investment Return of:

End of Policy Year	Premiums Accumulated at 5% Interest Per Year	0%	6%	12%	0%	6%	12%

1	$7,875	$1,000,000	$1,000,000	$1,000,000	$1,750	$2,120	$2,490

2	$16,144	$1,000,000	$1,000,000	$1,000,000	$7,320	$8,410	$9,546

3	$24,826	$1,000,000	$1,000,000	$1,000,000	$12,808	$14,982	$17,335

4	$33,942	$1,000,000	$1,000,000	$1,000,000	$18,216	$21,847	$25,935

5	$43,514	$1,000,000	$1,000,000	$1,000,000	$23,542	$29,018	$35,429

6	$53,565	$1,000,000	$1,000,000	$1,000,000	$29,177	$36,896	$46,299

7	$64,118	$1,000,000	$1,000,000	$1,000,000	$34,728	$45,104	$58,256

8	$75,199	$1,000,000	$1,000,000	$1,000,000	$40,194	$53,655	$71,411

9	$86,834	$1,000,000	$1,000,000	$1,000,000	$45,574	$62,561	$85,890

10	$99,051	$1,000,000	$1,000,000	$1,000,000	$50,867	$71,837	$101,828

15	$169,931	$1,000,000	$1,000,000	$1,000,000	$80,560	$129,635	$215,511

20	$260,394	$1,000,000	$1,000,000	$1,000,000	$105,130	$198,115	$398,402

25	$375,851	$1,000,000	$1,000,000	$1,000,000	$125,002	$280,920	$698,392

30	$523,206	$1,000,000	$1,000,000	$1,454,009	$136,759	$379,111	$1,191,811

35	$711,272	$1,000,000	$1,000,000	$2,316,727	$131,119	$491,348	$1,997,178

40	$951,298	$1,000,000	$1,000,000	$3,541,486	$87,227	$615,038	$3,309,800

45	$1,257,639	$0	$1,000,000	$5,724,622	$0	$746,209	$5,452,021

50	$1,648,615	$0	$1,000,000	$9,314,412	$0	$902,473	$8,870,869

	Account Value Assuming Hypothetical Gross Annual Investment Return of:

End of Policy Year	0%	6%	12%

1	$5,650	$6,020	$6,390

2	$11,220	$12,310	$13,446

3	$16,708	$18,882	$21,235

4	$22,116	$25,747	$29,835

5	$27,442	$32,918	$39,329

6	$32,687	$40,406	$49,809

7	$37,848	$48,224	$61,376

8	$42,924	$56,385	$74,141

9	$47,914	$64,901	$88,230

10	$52,817	$73,787	$103,778

15	$80,560	$129,635	$215,511

Please remember that the hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and are not a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown.
Appendix B

TABLE 1
Average Annual Total Return Rates – Divisions of the Separate Account
As of April 30, 2001

Average Annual Total Return Rates for each division are the Average Annual Total Return Rates for the underlying investment fund (see Table 2), reduced by the Separate Account Mortality and Expense Risk Charge; they do not reflect policy surrender charges or other policy charges. If policy charges were deducted, the rates would be lower. In most states, the policy first became available on May 1, 2000. However, many of the investment funds were established before this date. Therefore, some of the rates shown below reflect periods before the policy first became available. Results for periods less than one year are the percentage change over the periods. Results for periods of one year and longer are in terms of effective annual compounded rates. These rates are intended to indicate the change in the division’s accumulation unit value over the stated period of time.

Because of ongoing market volatility, rates of return may be subject to substantial short-term fluctuations. Current rates may be lower than the rates shown below in the table. The rates of return shown are not necessarily indicative of future performance; actual rates may be higher or lower than those shown. As a result, an investment may later be worth more or less than the original amount invested. More-recent performance information, available on-line at www.massmutual.com, is updated monthly.

Separate Account Division (Inception Date of the underlying Fund)	1 Year	5 Years	10 Years	Since Inception

American Century VP Income & Growth (10/30/97)	(11.37)%	—	—	9.77%

Deutsche VIT Small Cap Index [1] (8/22/97)	(4.13)	—	—	4.32

Fidelity® VIP II Contrafund® (1/3/95)	(14.29)	13.30%	—	17.62

Goldman Sachs Capital Growth [2] (4/30/98)	(13.14)	—	—	7.30

INVESCO Technology [3,9] (5/21/97)	(49.51)	—	—	20.35

Janus Aspen Capital Appreciation (5/1/97)	(26.26)	—	—	25.32

Janus Aspen Worldwide Growth [2] (9/13/93)	(26.15)	17.10	—	19.05

MML Blend (2/3/84)	(3.71)	6.85	9.15%	10.78

MML Emerging Growth [1,9] (5/1/00)	—	—	—	(35.48)

MML Equity [4] (9/15/71)	1.90	9.41	11.65	12.68

MML Equity Index [5] (5/1/97)	(13.77)	—	—	12.12

MML Growth Equity (5/3/99)	(22.79)	—	—	1.59

MML Large Cap Value [9] (5/1/00)	—	—	—	(7.36)

MML Managed Bond (12/16/81)	11.21	6.62	7.20	8.99

MML Money Market [6] (12/16/81) (7-day yield [7] 3.94%)	5.20	4.65	4.14	5.90

MML OTC 100 [9] (5/1/00)	—	—	—	(51.85)

MML Small Cap Growth Equity [1] (5/3/99)	(16.63)	—	—	14.66

MML Small Cap Value Equity [1] (6/1/98)	7.66	—	—	(1.90)

Oppenheimer Aggressive Growth (8/15/86)	(39.79)	8.75	15.15	13.56

Oppenheimer Bond (4/3/85)	8.99	5.47	6.78	8.13

Oppenheimer Capital Appreciation (4/3/85)	(10.33)	19.38	17.68	15.29

Oppenheimer Global Securities [2] (11/12/90)	(10.85)	17.71	14.59	13.57

Oppenheimer High Income (4/30/86)	0.78	4.60	9.84	9.94

Oppenheimer Main Street® Growth & Income (7/5/95)	(12.36)	10.89	—	16.13

Oppenheimer Strategic Bond [2] (5/3/93)	3.00	4.95	—	5.04

Oppenheimer International Growth [2,9] (5/13/92)	(18.60)	11.07	—	9.87

T. Rowe Price Mid-Cap Growth (12/31/96)	0.15	—	—	15.22

Templeton International Securities [2,8] (5/1/92)	(3.73)	9.29	—	11.17

1 Investments in small-size companies generally carry greater risk than is customarily associated with larger, more established companies for various reasons such as narrower markets, limited financial resources, susceptibility to steeper stock price fluctuations and less liquid stock.
2 There are special risks associated with international investing such as differences in accounting practices, political changes, and currency fluctuations. These risks are heightened in emerging markets.
3 Short-term performance for the INVESCO VIF–Technology Fund, as with other sector funds in general, may be more volatile than for more-diversified equity funds. Sector funds may experience rapid portfolio turnover. They are most suitable for use in the aggressive component of an investment program.
4 Although the MML Equity Fund commenced operations 9/15/71, the information necessary to calculate returns is available only for 1974 and later years.
5 Performance for MML Equity Index reflects a blended figure, combining: (a) for periods prior to Class II inception on 5/1/00, historical results of Class I Shares; and (b) beginning 5/1/00, Class II results reflecting a lower fee structure.
6 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or by any other federal agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
7 The yield quotation more closely reflects the current earnings of the money market division than the total return quotation. It is an annualized rate based on results over the last seven days of the period.
8 Performance for Templeton International Securities Fund reflects a blended figure, combining: (a) for periods prior to Class 2 inception on 5/1/97, historical results of Class 1 shares; and (b) beginning 5/1/97, Class 2 results reflecting an additional 12b-1 fee expense that also affects future performance. Performance prior to 5/1/00 merger reflects the historical performance of the Templeton International Fund.
9 These divisions are added to the policy 7/2/2001, in most states.
Appendix C

TABLE 2
Average Annual Total Return Rates – Investment Funds
As of April 30, 2001

Average Annual Total Return Rates for each fund are the actual historical rates and are determined by calculating what a $1 investment in the fund would have earned over the stated period of time. They are net of all fund management fees and other operating expenses. Results for periods less than one year are the percentage change over the periods. Results for periods of one year and longer are in terms of effective annual compounded rates. These rates do not reflect Separate Account Mortality and Expense Risk Charges or policy charges. If these charges were deducted, the rates would be lower.

Because of ongoing market volatility, rates of return may be subject to substantial short-term fluctuations. Current rates may be lower than the rates shown below in the table. The rates of return shown are not necessarily indicative of future performance; actual rates may be higher or lower than those shown. As a result, an investment may later be worth more or less than the original amount invested. More-recent performance information, available on-line at www.massmutual.com, is updated monthly.

Separate Account Division (Inception Date of the underlying Fund)	1 Year	5 Years	10 Years	Since Inception

American Century VP Income & Growth (10/30/97)	(11.37)%	—	—	9.77%

Deutsche VIT Small Cap Index [1] (8/22/97)	(4.13)	—	—	4.32

Fidelity® VIP II Contrafund® (1/3/95)	(14.29)	13.30%	—	17.62

Goldman Sachs Capital Growth [2] (4/30/98)	(13.14)	—	—	7.30

INVESCO Technology [3,9] (5/21/97)	(49.51)	—	—	20.35

Janus Aspen Capital Appreciation (5/1/97)	(26.26)	—	—	25.32

Janus Aspen Worldwide Growth [2] (9/13/93)	(26.15)	17.10	—	19.05

MML Blend (2/3/84)	(3.71)	6.85	9.15%	10.78

MML Emerging Growth [1,9] (5/1/00)	—	—	—	(35.48)

MML Equity [4] (9/15/71)	1.90	9.41	11.65	12.68

MML Equity Index [5] (5/1/97)	(13.77)	—	—	12.12

MML Growth Equity (5/3/99)	(22.79)	—	—	1.59

MML Large Cap Value [9] (5/1/00)	—	—	—	(7.36)

MML Managed Bond (12/16/81)	11.21	6.62	7.20	8.99

MML Money Market [6] (12/16/81) (7-day yield [7] 3.94%)	5.20	4.65	4.14	5.90

MML OTC 100 [9] (5/1/00)	—	—	—	(51.85)

MML Small Cap Growth Equity [1] (5/3/99)	(16.63)	—	—	14.66

MML Small Cap Value Equity [1] (6/1/98)	7.66	—	—	(1.90)

Oppenheimer Aggressive Growth (8/15/86)	(39.79)	8.75	15.15	13.56

Oppenheimer Bond (4/3/85)	8.99	5.47	6.78	8.13

Oppenheimer Capital Appreciation (4/3/85)	(10.33)	19.38	17.68	15.29

Oppenheimer Global Securities [2] (11/12/90)	(10.85)	17.71	14.59	13.57

Oppenheimer High Income (4/30/86)	0.78	4.60	9.84	9.94

Oppenheimer Main Street® Growth & Income (7/5/95)	(12.36)	10.89	—	16.13

Oppenheimer Strategic Bond [2] (5/3/93)	3.00	4.95	—	5.04

Oppenheimer International Growth [2,9] (5/13/92)	(18.60)	11.07	—	9.87

T. Rowe Price Mid-Cap Growth (12/31/96)	0.15	—	—	15.22

Templeton International Securities [2,8] (5/1/92)	(3.73)	9.29	—	11.17

1 Investments in small-size companies generally carry greater risk than is customarily associated with larger, more established companies for various reasons such as narrower markets, limited financial resources, susceptibility to steeper stock price fluctuations and less liquid stock.
2 There are special risks associated with international investing such as differences in accounting practices, political changes, and currency fluctuations. These risks are heightened in emerging markets.
3 Short-term performance for the INVESCO VIF–Technology Fund, as with other sector funds in general, may be more volatile than for more-diversified equity funds. Sector funds may experience rapid portfolio turnover. They are most suitable for use in the aggressive component of an investment program.
4 Although the MML Equity Fund commenced operations 9/15/71, the information necessary to calculate returns is available only for 1974 and later years.
5 Performance for MML Equity Index reflects a blended figure, combining: (a) for periods prior to Class II inception on 5/1/00, historical results of Class I Shares; and (b) beginning 5/1/00, Class II results reflecting a lower fee structure.
6 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or by any other federal agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
7 The yield quotation more closely reflects the current earnings of the money market division than the total return quotation. It is an annualized rate based on results over the last seven days of the period.
8 Performance for Templeton International Securities Fund reflects a blended figure, combining: (a) for periods prior to Class 2 inception on 5/1/97, historical results of Class 1 shares; and (b) beginning 5/1/97, Class 2 results reflecting an additional 12b-1 fee expense that also affects future performance. Performance prior to 5/1/00 merger reflects the historical performance of the Templeton International Fund.
9 These funds are added to the policy 7/2/2001, in most states.
Appendix C